                             SUNAMERICA SERIES TRUST

                 Supplement to the Prospectus dated May 1, 2006

In the "GLOSSARY" section under the definition of "Equity Securities," the explanation of "Market Capitalization Ranges" is deleted and replaced in its entirety with the following:

     MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios except as noted below:

     - Large-Cap companies will generally include companies whose market capitalizations, at the time of purchase, are equal to or greater than the smallest company in the Russell 1000 Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the smallest company in the Russell 1000 Index during the most recent 12-months had a market-cap of $265 million.

     - Mid-Cap companies will generally include companies whose market capitalizations, at time of purchase, range from the smallest company included in the Russell Midcap Index to the largest company in the Russell Midcap Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the smallest company in the Russell Midcap Index had a market-cap of $265 million and the largest company in the Russell Midcap Index had a market-cap of $27.1 billion.

     - Small-Cap companies will generally include companies whose market capitalizations, at time of purchase, are equal to or less than the largest company in the Russell 2000 Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the largest company in the Russell 2000 index had a market-cap of $6.2 billion.

     Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

DATE: OCTOBER 2, 2006

Versions: Class 2, Version G and Class 3, Version II

                             SUNAMERICA SERIES TRUST

                 Supplement to the Prospectus dated May 1, 2006

In the "GLOSSARY" section under the definition of "Equity Securities," the explanation of "Market Capitalization Ranges" is deleted and replaced in its entirety with the following:

     MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios except as noted below:

     - Large-Cap companies will generally include companies whose market capitalizations, at the time of purchase, are equal to or greater than the smallest company in the Russell 1000 Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the smallest company in the Russell 1000 Index during the most recent 12-months had a market-cap of $265 million.

     - Mid-Cap companies will generally include companies whose market capitalizations, at time of purchase, range from the smallest company included in the Russell Midcap Index to the largest company in the Russell Midcap Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the smallest company in the Russell Midcap Index had a market-cap of $265 million and the largest company in the Russell Midcap Index had a market-cap of $27.1 billion.

     - Small-Cap companies will generally include companies whose market capitalizations, at time of purchase, are equal to or less than the largest company in the Russell 2000 Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the largest company in the Russell 2000 index had a market-cap of $6.2 billion.

     Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

In the "TRUST HIGHLIGHTS" section of the Prospectus, the "Principal Investment Strategy" sections of the AGGRESSIVE GROWTH PORTFOLIO and the SMALL COMPANY VALUE PORTFOLIO have been amended to reflect the new market capitalization ranges set forth above. The Aggressive Growth Portfolio's principal investment strategy, as amended, is to primarily invest in equity securities of high growth companies including small- and mid-cap growth companies. The Small Company Value Portfolio's principal investment strategy, as amended is to invest, under normal circumstances, at least 80% of net assets in a broadly diversified portfolio of equity securities of small-cap companies.

DATE: OCTOBER 2, 2006

Versions: Class 1, Version A; Class 1 & 3, Version C1; Combined Version 1 and Combined Master

                             SUNAMERICA SERIES TRUST

                 Supplement to the Prospectus dated May 1, 2006

In the "GLOSSARY" section under the definition of "Equity Securities," the explanation of "Market Capitalization Ranges" is deleted and replaced in its entirety with the following:

     MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios except as noted below:

     - Large-Cap companies will generally include companies whose market capitalizations, at the time of purchase, are equal to or greater than the smallest company in the Russell 1000 Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the smallest company in the Russell 1000 Index during the most recent 12-months had a market-cap of $265 million.

     - Mid-Cap companies will generally include companies whose market capitalizations, at time of purchase, range from the smallest company included in the Russell Midcap Index to the largest company in the Russell Midcap Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the smallest company in the Russell Midcap Index had a market-cap of $265 million and the largest company in the Russell Midcap Index had a market-cap of $27.1 billion.

     - Small-Cap companies will generally include companies whose market capitalizations, at time of purchase, are equal to or less than the largest company in the Russell 2000 Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the largest company in the Russell 2000 index had a market-cap of $6.2 billion.

     Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

In the "TRUST HIGHLIGHTS" section of the Prospectus, the "Principal Investment Strategy" section of the AGGRESSIVE GROWTH PORTFOLIO has been amended to reflect the new market capitalization ranges set forth above. The Aggressive Growth Portfolio's principal investment strategy, as amended, is to primarily invest in equity securities of high growth companies including small- and mid-cap growth companies.

DATE: OCTOBER 2, 2006

Versions: Class 1, Versions B, C2, D and AG Life